Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt

12. Debt

Pursuant to the Note Purchase Agreement, as amended by the First Amendment and Second Amendment (as further described under the heading Principal Stockholder in Note 18), as of March 31, 2024 and December 31, 2023, the Company has notes outstanding referred to as the senior secured notes (the “Senior Secured Notes”), the delayed draw term notes (the “Delayed Draw Term Notes”) and the 2022 bridge notes (the “2022 Bridge Notes”), as further described below.

Senior Secured Notes

The terms of the Senior Secured Notes provide for:

●	a provision for the Company to enter into Delayed Draw Term Notes (as described below);

●	a provision where the Company added $13,852 to the principal balance of the notes for interest payable prior to January 1, 2022 as payable in-kind;

●	a provision where the paid in-kind interest can be paid in shares of the Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K convertible preferred stock, subject to certain adjustments;

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default, with a provision that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, unless waived, the Company will prepay certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions;

●	interest on the notes payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes;

●	a maturity date of December 31, 2026, as amended pursuant to the forbearance (as described below and in see Note 18), and subject to certain acceleration conditions; and

●	the Company to enter into the 2022 Bridge Notes for $36,000 (as further described below).

Delayed Draw Term Notes

The terms of the Delayed Draw Term Notes provide for:

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default;

●	interest on the notes payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes; and

●	a maturity date on December 31, 2026, as amended pursuant to the forbearance (as described below and in see Note 18), and subject to certain acceleration terms.

2022 Bridge Notes

The terms of the 2022 Bridge Notes provide for:

●	an interest rate fixed at 10.0% per annum (as amended from interest that was payable in cash at an interest rate of 12% per annum quarterly; with interest rate increases of 1.5% per annum on March 1, 2023, May 1, 2023, and July 1, 2023, pursuant to the First Amendment);

●	a maturity date of December 31, 2026, as amended pursuant to the forbearance (as described below and in see Note 18), and subject to certain mandatory prepayment requirements, including, but not limited to, a requirement that the Company apply the net proceeds from certain debt incurrences or equity offerings to repay the notes;

●	a prepayment requirement to apply a portion of the net proceeds from the Business Combination to repay $20,000 of the principal balance under the notes, as amended pursuant to the forbearance (as described below and in see Note 18);

●	a provision for the failure to repay the $20,000 prepayment requirement in full with the proceeds of the Business Combination or failure to consummate the Business Combination, as amended pursuant to the extended forbearance (as described below and in see Note 18), will result in an event of default under the notes; and

●	an election to prepay the notes, at any time, in whole or in part with no premium or penalty.

The following table summarizes the debt:

	As of March 31, 2024 (unaudited)			As of December 31, 2023
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, effective interest rate of 10.1% as of March 31, 2024, as amended	$62,691	$(249)	$62,442	$62,691	$(272)	$62,419
Delayed Draw Term Notes, effective interest rate of 10.2% as of March 31, 2024, as amended	4,000	(28)	3,972	4,000	(31)	3,969
2022 Bridge Notes, effective interest rate of 10.2% as of March 31, 2024, as amended	36,000	(72)	35,928	36,000	(79)	35,921
Total	$102,691	$(349)	$102,342	$102,691	$(382)	$102,309

The debt issuance costs incurred under the debt modification pursuant to the First Amendment are being amortized over the term of the long-term debt. The debt modification pursuant to the Second Amendment resulted in the unamortized debt issuance cost being amortized over the extended term of the long-term debt.

On December 29, 2023, the Company failed to make the interest payment due on the Secured Senior Notes, Delayed Draw Term Notes and 2022 Bridge Notes (collectively the “Debt”) resulting in an event of default with subsequent agreement to a forbearance period through the earlier of the following: (a) September 30, 2024; (b) the occurrence of the closing of the Business Combination and (c) the termination of the Business Combination prior to closing.

As of March 31, 2024 and December 31, 2023, the current maturities of the Debt were $102,342 and $102,309, respectively. As of March 31, 2024, the principal balance due of $102,691 remains subject to the forbearance (see Note 18).

Information for the three months ended March 31, 2024 and 2023 with respect to interest expense related to the debt is provided below.

Interest Expense

The following table represents interest expense:

	Three Months Ended March 31,
	2024	2023
Amortization of debt costs:
Line of Credit	$418	$54
2023 Notes	7	628
Senior Secured Notes	23	223
Delayed Draw Term Notes	3	25
2023 Notes	85	-
Total amortization of debt costs	536	930
Noncash and accrued interest:
Simplify Loan	41	-
2023 Notes	202	-
Senior Secured Notes	1,585	-
Delayed Draw Term Notes	101	-
2022 Bridge Notes	910	-
Total noncash and accrued interest	2,839	-
Cash paid interest:
Line of Credit	795	438
Senior Secured Notes	-	1,567
Delayed Draw Term Notes	-	100
2022 Bridge Notes	-	1,127
Other	169	20
Total cash paid interest	964	3,252
Total interest expense	$4,339	$4,182

19. Long-term Debt

Senior Secured Notes

Pursuant to the Note Purchase Agreement, as amended by the First Amendment and Second Amendment (as further described under the heading Principal Stockholders in Note 26), as of December 31, 2023 and 2022, the Company has notes outstanding referred to as the senior secured notes (the “Senior Secured Notes”), the delayed draw term notes (the “Delayed Draw Term Notes”) and the 2022 Bridge Notes, as further described below.

The terms of the Senior Secured Notes provide for:

●	a provision for the Company to enter into Delayed Draw Term Notes (as described below);

●	a provision where the Company added $13,852 to the principal balance of the notes for interest payable prior to January 1, 2022 as payable in-kind;

●	a provision where the paid in-kind interest can be paid in shares of the Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K convertible preferred stock, subject to certain adjustments;

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default, with a provision that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, unless waived, the Company will prepay certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions;

●	interest on the notes payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes;

●	a maturity date of December 31, 2026 (as amended from December 31, 2023 pursuant to the First Amendment), subject to consummation of the Business Combination (see Note 28) on or prior to April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023, which may result in an event of default if not consummated, and subject to certain acceleration conditions; and

●	the Company to enter into the 2022 Bridge Notes for $36,000 and to increase the line of credit with SLR in an aggregate principal amount not to exceed $40,000.

Delayed Draw Term Notes

The terms of the Delayed Draw Term Notes provide for:

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default;

●	interest on the notes payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes; and

●	a maturity date on December 31, 2026 (as amended from December 31, 2023 pursuant to the First Amendment), subject to consummation of the Business Combination on or prior to April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023, which may result in an event of default if not consummated, and subject to certain acceleration terms.

2022 Bridge Notes

Pursuant to the First Amendment, the 2022 Bridge Notes outstanding as of December 31, 2022 were amended and reclassified from a current liability to a noncurrent liability. In connection with the debt modification, the Company incurred debt issuance costs of $100 that are being amortized over the life of the 2022 Bridge Notes and a portion of the note maturity was extended as further described below.

The terms of the 2022 Bridge Notes provide for:

●	an interest rate fixed at 10.0% per annum (as amended from interest that was payable in cash at an interest rate of 12% per annum quarterly; with interest rate increases of 1.5% per annum on March 1, 2023, May 1, 2023, and July 1, 2023, pursuant to the First Amendment);

●	a maturity date of December 31, 2026 (as amended from December 31, 2023 pursuant to the First Amendment), subject to consummation of the Business Combination on or prior to April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023, which may result in an event of default if not consummated, and subject to certain mandatory prepayment requirements, including, but not limited to, a requirement that the Company apply the net proceeds from certain debt incurrences or equity offerings to repay the notes;

●	a prepayment requirement to apply a portion of the net proceeds from the Business Combination to repay $20,000 of the principal balance under the notes upon the earlier of April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023 or the closing of the Business Combination;

●	a provision for the failure to repay the $20,000 prepayment requirement in full with the proceeds of the Business Combination or failure to consummate the Business Combination by April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023, will result in an event of default under the notes; and

●	an election to prepay the notes, at any time, in whole or in part with no premium or penalty.

The following table summarizes the debt:

	As of December 31, 2023			As of December 31, 2022
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, effective interest rate of 10.1% as of December 31, 2023, as amended	$62,691	$(272)	$62,419	$62,691	$(904)	$61,787
Delayed Draw Term Notes, effective interest rate of 10.2% as of December 31, 2023, as amended	4,000	(31)	3,969	4,000	(103)	3,897
2022 Bridge Notes, effective interest rate of 10.2% as of December 31, 2023, as amended	36,000	(79)	35,921	-	-	-
Total	$102,691	$(382)	$102,309	$66,691	$(1,007)	$65,684

The debt issuance costs incurred under the debt modification pursuant to the First Amendment are being amortized over the term of the long-term debt. The debt modification pursuant to the Second Amendment resulted in the unamortized debt issuance cost being amortized over the extended term of the long-term debt.

On December 29, 2023, the Company failed to make the interest payment due on the Secured Senior Notes, Delayed Draw Term Notes and 2022 Bridge Notes (collectively the “debt”) resulting in an event of default with subsequent agreement to a forbearance period through the earlier of the following: (a) April 30, 2024; (b) the occurrence of the closing of the Business Combination and (c) the termination of the Business Combination prior to closing (or the forbearance) (further details are provided for under the heading Arena Loan Agreement in Note 28).

As of December 31, 2023, the current maturities of the debt were $102,309, with the principal balance due of $102,691, subject to the forbearance.

Information for the years ended December 31, 2023 and 2022 with respect to interest expense related to long-term debt is provided below.

Interest Expense

The following table represents interest expense:

	Years Ended December 31,
	2023	2022
Amortization of debt costs:
Line of credit	$214	$9
2023 Notes	244	-
Senior Secured Notes	632	1,031
Delayed Draw Term Notes	72	464
2022 Bridge Notes	1,216	77
Total amortization of debt costs	2,378	1,581
Noncash and accrued interest:
2023 Notes	173	-
Senior Secured Notes	1,602	-
Delayed Draw Term Notes	102	-
2022 Bridge Notes	920	-
Line of credit termination fee	900	-
Parade	-	116
Other accrued interest	127	204
Total noncash and accrued interest	3,824	320
Cash paid interest:
Line of credit	2,023	1,328
2023 Notes	44	-
Senior Secured Notes	4,754	6,356
Delayed Draw Term Notes	303	980
2022 Bridge Notes	3,763	-
Other	1,214	863
Total cash paid interest	12,101	9,527
Less interest income (1)	(338)	-
Total interest expense	$17,965	$11,428

(1)	During the year ended December 31, 2023, the Company recorded interest income of $338 related to the refunds received from the employee retention credits.

Noncash and accrued interest of $204 as of December 31, 2022 related to the 2022 Bridge Notes, was paid in cash during the year ended December 31, 2023.